21. SUPPLY CHAIN FINANCE	12 Months Ended
Dec. 31, 2018
Supply Chain Finance
SUPPLY CHAIN FINANCE
	12.31.18	12.31.17
Supply chain finance - Domestic suppliers	715.3	518.4
Supply chain finance - Foreign suppliers	170.5	196.8
	885.8	715.2

The Company has partnerships with several financial institutions that allow the suppliers to borrow against their future receivables. The suppliers have the freedom to choose whether to participate and if so, with which institution. The anticipation allows the suppliers to better manage their cash flow needs. This flexibility allows the Company to intensify its commercial relations with the network of suppliers by potentially leveraging benefits such as preference for supply in case of restricted supply, better price conditions and / or more flexible payment terms, among others.

The Company has not identified a material change in the existing commercial conditions with its suppliers.

On December 31, 2018, the discount rates applied to the supply chain finance transactions agreed between our suppliers and the financial institutions in the internal market were set between 0.52% to 0.75% p.m. (0.57% to 0.84% p.m. on December 31, 2017).

On December 31, 2018, the discount rates applied to the supply chain finance transactions agreed between our suppliers and the financial institutions in the external market were set between 0.31% to 0.50% p.a. (0.19% to 0.29% p.m. on December 31, 2017).